Notes to Profit or Loss - Summary of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research And Development [line items]
Research and development expenses	€ 106,397,017	€ 113,313,679	€ 93,962,975
Personnel expenses [member]
Research And Development [line items]
Research and development expenses	25,288,000	28,482,000	25,145,000
Consumable supplies [member]
Research And Development [line items]
Research and development expenses	2,310,000	2,588,000	2,321,000
Other operating expenses [member]
Research And Development [line items]
Research and development expenses	2,761,000	2,757,000	2,608,000
Impairment, amortization and other costs of intangible assets [member]
Research And Development [line items]
Research and development expenses	22,760,000	13,503,000	13,689,000
External services [member]
Research And Development [line items]
Research and development expenses	47,889,000	61,119,000	44,311,000
Depreciation and other costs for infrastructure [member]
Research And Development [line items]
Research and development expenses	€ 5,389,000	€ 4,865,000	€ 5,889,000